Financial instruments classified in Level 3 and quantitative information about unobservable inputs (Detail: Text Values) - Valuation technique unobservable parameters (Level 3) - EUR (€) € in Millions	Jun. 30, 2018	Dec. 31, 2017
Assets [Member]
Included in other financial assets [Abstract]
Other trading assets	€ 69	€ 34
Other financial assets mandatory at fair value	2,096
Other financial assets designated at fair value	17	956
Other financial assets available for sale		674
Liabilities [Member]
Included in other financial liabilities [Abstract]
Securities sold under repurchase agreements designated at fair value	€ 133	€ 131